UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2012

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited)	December 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 1.1%
Dana Holding Corp.	14,500	$226,345
Superior Industries International Inc.	108,605	2,215,542

Total Auto Components		2,441,887

Diversified Consumer Services - 1.0%
Sotheby’s Holdings Inc.	33,150	1,114,503
Steiner Leisure Ltd.	22,808	1,099,117	*

Total Diversified Consumer Services		2,213,620

Household Durables - 1.3%
Ryland Group Inc.	74,410	2,715,965

Specialty Retail - 3.3%
Ann Inc.	70,440	2,383,690	*
Cato Corp., Class A Shares	36,234	993,899
Guess? Inc.	86,150	2,114,121
MarineMax Inc.	175,060	1,565,036	*

Total Specialty Retail		7,056,746

TOTAL CONSUMER DISCRETIONARY		14,428,218

CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 2.5%
Pantry Inc.	314,167	3,810,846	*
Weis Markets Inc.	38,900	1,523,713

Total Food & Staples Retailing		5,334,559

Household Products - 0.9%
Central Garden and Pet Co., Class A Shares	193,250	2,019,462	*

TOTAL CONSUMER STAPLES		7,354,021

ENERGY - 7.6%
Energy Equipment & Services - 4.8%
C&J Energy Services Inc.	89,680	1,922,739	*
Gulf Island Fabrication Inc.	49,800	1,196,694
Matrix Service Co.	230,602	2,651,923	*
Natural Gas Services Group	89,550	1,470,411	*
Patterson-UTI Energy Inc.	31,730	591,130
TETRA Technologies Inc.	124,550	945,334	*
Tidewater Inc.	32,510	1,452,547

Total Energy Equipment & Services		10,230,778

Oil, Gas & Consumable Fuels - 2.8%
Bill Barrett Corp.	86,170	1,532,964	*
Carrizo Oil & Gas Inc.	89,420	1,870,667	*
Cloud Peak Energy Inc.	35,300	682,349	*
Rex Energy Corp.	140,940	1,835,039	*

Total Oil, Gas & Consumable Fuels		5,921,019

TOTAL ENERGY		16,151,797

EXCHANGE-TRADED FUNDS - 2.0%
iShares Trust - iShares Nasdaq Biotechnology Index Fund	16,083	2,206,909
iShares Trust - iShares Russell 2000 Value Index Fund	26,930	2,033,485

Total EXCHANGE-TRADED FUNDS		4,240,394

FINANCIALS - 37.1%
Capital Markets - 7.9%
Affiliated Managers Group Inc.	30,280	3,940,942	*
Cohen & Steers Inc.	41,210	1,255,669
Greenhill & Co. Inc.	68,854	3,579,719
HFF Inc., Class A Shares	167,577	2,496,897

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Capital Markets - 7.9% (continued)
Raymond James Financial Inc.	75,050	$2,891,677
Waddell & Reed Financial Inc., Class A Shares	81,710	2,845,142

Total Capital Markets		17,010,046

Commercial Banks - 10.7%
Bancorp Inc.	196,756	2,158,413	*
First Republic Bank	49,540	1,623,921
FirstMerit Corp.	161,630	2,293,530
IBERIABANK Corp.	67,059	3,293,938
Signature Bank	46,390	3,309,463	*
SVB Financial Group	83,020	4,646,629	*
Tompkins Trustco Inc.	23,392	927,259
Umpqua Holdings Corp.	85,395	1,006,807
Wintrust Financial Corp.	98,200	3,603,940

Total Commercial Banks		22,863,900

Insurance - 5.7%
Allied World Assurance Co. Holdings AG	73,860	5,820,168
Arch Capital Group Ltd.	74,100	3,261,882	*
Axis Capital Holdings Ltd.	88,600	3,069,104

Total Insurance		12,151,154

Real Estate Investment Trusts (REITs) - 9.8%
BioMed Realty Trust Inc.	157,710	3,048,534
Campus Crest Communities Inc.	200,900	2,463,034
Corporate Office Properties Trust	35,040	875,299
Cousins Properties Inc.	185,650	1,550,178
EastGroup Properties Inc.	41,880	2,253,563
Hersha Hospitality Trust	277,630	1,388,150
LaSalle Hotel Properties	93,524	2,374,574
Mid-America Apartment Communities Inc.	39,080	2,530,430
Pebblebrook Hotel Trust	148,590	3,432,429
Senior Housing Properties Trust	23,980	566,887
Washington Real Estate Investment Trust	18,180	475,407

Total Real Estate Investment Trusts (REITs)		20,958,485

Real Estate Management & Development - 1.3%
CBRE Group Inc., Class A Shares	69,690	1,386,831	*
Jones Lang LaSalle Inc.	16,190	1,358,989

Total Real Estate Management & Development		2,745,820

Thrifts & Mortgage Finance - 1.7%
BankUnited	56,060	1,370,107
People’s United Financial Inc.	107,846	1,303,858
Westfield Financial Inc.	128,370	928,115

Total Thrifts & Mortgage Finance		3,602,080

TOTAL FINANCIALS		79,331,485

HEALTH CARE - 1.6%
Health Care Providers & Services - 1.6%
Cross Country Healthcare Inc.	115,881	556,229	*
LifePoint Hospitals Inc.	73,690	2,781,797	*

TOTAL HEALTH CARE		3,338,026

INDUSTRIALS - 16.4%
Aerospace & Defense - 0.3%
Huntington Ingalls Industries Inc.	13,280	575,555

Building Products - 1.2%
Gibraltar Industries Inc.	162,502	2,587,032	*

Commercial Services & Supplies - 3.0%
ACCO Brands Corp.	226,910	1,665,520	*
Herman Miller Inc.	85,200	1,824,984
TMS International Corp., Class A Shares	124,550	1,559,366	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 3.0% (continued)
United Stationers Inc.	47,062	$1,458,451

Total Commercial Services & Supplies		6,508,321

Construction & Engineering - 2.3%
EMCOR Group Inc.	62,456	2,161,602
Granite Construction Inc.	17,320	582,298
Tutor Perini Corp.	152,150	2,084,455	*

Total Construction & Engineering		4,828,355

Electrical Equipment - 0.4%
GrafTech International Ltd.	80,780	758,524	*

Machinery - 4.5%
Altra Holdings Inc.	64,710	1,426,856
Gardner Denver Inc.	21,820	1,494,670
Oshkosh Corp.	37,970	1,125,811	*
RBC Bearings Inc.	58,820	2,945,117	*
Snap-on Inc.	32,563	2,572,151

Total Machinery		9,564,605

Marine - 1.1%
Diana Shipping Inc.	92,770	677,221	*
Kirby Corp.	28,530	1,765,722	*

Total Marine		2,442,943

Professional Services - 1.5%
Hudson Global Inc.	126,940	568,691	*
Korn/Ferry International	37,150	589,199	*
TrueBlue Inc.	135,766	2,138,315	*

Total Professional Services		3,296,205

Road & Rail - 2.1%
Genesee & Wyoming Inc., Class A Shares	30,120	2,291,529	*
Old Dominion Freight Line Inc.	65,642	2,250,208	*

Total Road & Rail		4,541,737

TOTAL INDUSTRIALS		35,103,277

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 4.2%
Bel Fuse Inc., Class B Shares	34,211	668,825
Black Box Corp.	56,862	1,384,021
Digi International Inc.	134,490	1,273,620	*
InterDigital Inc.	38,380	1,577,418
Plantronics Inc.	109,820	4,049,064

Total Communications Equipment		8,952,948

Computers & Peripherals - 0.1%
Rimage Corp.	41,877	279,738

Electronic Equipment, Instruments & Components - 2.8%
AVX Corp.	246,290	2,655,006
Park Electrochemical Corp.	125,510	3,229,373

Total Electronic Equipment, Instruments & Components		5,884,379

IT Services - 0.2%
Unisys Corp.	25,390	439,247	*

Semiconductors & Semiconductor Equipment - 7.6%
Exar Corp.	233,670	2,079,663	*
ON Semiconductor Corp.	526,590	3,712,459	*
Rudolph Technologies Inc.	158,040	2,125,638	*
Teradyne Inc.	333,830	5,638,389	*
Veeco Instruments Inc.	91,900	2,712,888	*

Total Semiconductors & Semiconductor Equipment		16,269,037

TOTAL INFORMATION TECHNOLOGY		31,825,349

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY			SHARES	VALUE
MATERIALS - 5.2%
Chemicals - 2.3%
A. Schulman Inc.			53,060	$1,535,026
Koppers Holdings Inc.			55,580	2,120,377
PolyOne Corp.			59,360	1,212,131

Total Chemicals				4,867,534

Metals & Mining - 2.9%
Carpenter Technology Corp.			25,050	1,293,331
Haynes International Inc.			23,040	1,195,085
Horsehead Holding Corp.			101,790	1,039,276	*
Olympic Steel Inc.			24,010	531,581
RTI International Metals Inc.			78,460	2,162,358	*

Total Metals & Mining				6,221,631

TOTAL MATERIALS				11,089,165

UTILITIES - 4.6%
Electric Utilities - 2.8%
Cleco Corp.			31,500	1,260,315
MGE Energy Inc.			11,037	562,335
Portland General Electric Co.			77,700	2,125,872
UNS Energy Corp.			47,670	2,022,162

Total Electric Utilities				5,970,684

Gas Utilities - 1.8%
Laclede Group Inc.			21,160	816,987
New Jersey Resources Corp.			26,614	1,054,447
Northwest Natural Gas Co.			27,094	1,197,555
WGL Holdings Inc.			19,030	745,786

Total Gas Utilities				3,814,775

TOTAL UTILITIES				9,785,459

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $166,200,935)				212,647,191

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
Interest in $159,821,000 joint tri-party repurchase agreement dated 12/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $2,000,022; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.125% due 10/18/13 to 11/2/40; Market value - $2,040,001) (Cost - $2,000,000)	0.200%	1/2/13	$2,000,000	2,000,000

TOTAL INVESTMENTS - 100.4% (Cost - $168,200,935#)				214,647,191
Liabilities in Excess of Other Assets - (0.4)%				(921,570)

TOTAL NET ASSETS - 100.0%				$213,725,621

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (formerly Legg Mason ClearBridge Small Cap Value Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant

Notes to Schedule of Investments (unaudited) (continued)

information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$212,647,191	—	—	$212,647,191

Short-term investments†	—	$2,000,000	—	2,000,000

Total investments	$212,647,191	$2,000,000	—	$214,647,191

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$55,549,941
Gross unrealized depreciation	(9,103,685)

Net unrealized appreciation	$46,446,256

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2012, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 28, 2013